RELATED PARTIES - Equity Accounted Investees (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Related Party [Abstract]
Services provided	$ 42	$ 8
Interest income	6	1
Advances to related parties	135	42
Trade receivables and other	$ 12	$ 5